OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Long-term portion of finance lease obligations (note 13(a))	$ 1,915	$ 6,319
Pension benefit obligations	33,542	19,273
Other	4,872	8,603
Total other liabilities	$ 40,329	$ 34,195